TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 8,300	SFr 30,200
Securities lending transactions	100	900
Obligation to return securities received as collateral, at fair value	2,220	2,978
Total	10,600	34,100
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,000	6,900
Securities lending transactions	0	300
Obligation to return securities received as collateral, at fair value	100	400
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	0	900
Securities lending transactions	0	200
Obligation to return securities received as collateral, at fair value	0	100
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	100	200
Securities lending transactions	100	100
Obligation to return securities received as collateral, at fair value	1,100	1,300
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	0	5,100
Securities lending transactions	0	100
Obligation to return securities received as collateral, at fair value	0	0
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,200	17,100
Securities lending transactions	0	200
Obligation to return securities received as collateral, at fair value	1,000	1,200
No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	700	4,100
Securities lending transactions	100	500
Obligation to return securities received as collateral, at fair value	2,200	3,000
Total	3,000	7,600
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,600	12,800
Securities lending transactions	0	200
Obligation to return securities received as collateral, at fair value	0	0
Total	5,600	13,000
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,200	5,900
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	0	0
Total	1,200	5,900
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	800	7,400
Securities lending transactions	0	200
Obligation to return securities received as collateral, at fair value	0	0
Total	SFr 800	SFr 7,600